REVENUE - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Contract balances [Line Items]
Opening balance	$ 168	$ 157
Additions (net in the period)	39	38
Acquisition (Note 6)	77	0
Revenue recognized from contract liabilities	(53)	(27)
Closing balance	231	168
Less current portion	(39)	(37)	[1]
Ending balance	192	131	[1]
Take-or-Pay
Contract balances [Line Items]
Opening balance	9	8
Additions (net in the period)	4	5
Acquisition (Note 6)	0	0
Revenue recognized from contract liabilities	(5)	(4)
Closing balance	8	9
Less current portion	(8)	(9)
Ending balance	0	0
Other Contract Liabilities
Contract balances [Line Items]
Opening balance	159	149
Additions (net in the period)	35	33
Acquisition (Note 6)	77	0
Revenue recognized from contract liabilities	(48)	(23)
Closing balance	223	159
Less current portion	(31)	(28)
Ending balance	$ 192	$ 131

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.